FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management Objectives And Policies
Summary of maturity

December 31, 2020 (As adjusted)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	—	28,621	—	—	28,621
Financial liabilities in other payables and accruals	—	4,605	—	—	4,605
Due to related companies	—	79,459	—	—	79,459
Due to the Shareholder	—	7,149	—	—	7,149
Lease liabilities	—	1,421	2,292	—	3,713
Interest-bearing loans and borrowings	—	7,036	28,528	85,286	120,850

Total	—	128,291	30,820	85,286	244,397

December 31, 2021	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Derivative financial liabilities	1,710	—	—	—	1,710
Trade payables	—	21,118	—	—	21,118
Financial liabilities in other payables and accruals	—	5,903	—	—	5,903
Due to related companies	—	5,710	—	—	5,710
Due to the Shareholder	—	14,050	—	—	14,050
Lease liabilities	—	1,047	1,354	—	2,401
Interest-bearing loans and borrowings	—	6,882	28,792	78,139	113,813

Total	1,710	54,710	30,146	78,139	164,705

December 31, 2021	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	US$	US$	US$	US$	US$

Derivative financial liabilities	269	—	—	—	269
Trade payables	—	3,321	—	—	3,321
Financial liabilities in other payables and accruals	—	929	—	—	929
Due to related companies	—	898	—	—	898
Due to the Shareholder	—	2,211	—	—	2,211
Lease liabilities	—	165	213	—	378
Interest-bearing loans and borrowings	—	1,083	4,530	12,294	17,907

Total	269	8,607	4,743	12,294	25,913